PRUDENTIAL WORLD FUND, INC.

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

March 14, 2012

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential World Fund, Inc.

Registration numbers 002-89725 and 811- 03981

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on March 12, 2012.

Please direct any questions regarding this filing to the undersigned at (973) 367-1495.

                              Very truly yours,

                                   /s/ Katherine P. Feld

                                   Katherine P. Feld

                                   Vice President and Corporate Counsel
                                   Prudential Investments LLC